Summary of Significant Accounting Policies Lessee (Q2) (Details)	6 Months Ended
Jun. 30, 2019
Office Building
Lessee, Lease, Description [Line Items]
Lessee, operating lease, option to extend	0
Minimum | Office Equipment
Lessee, Lease, Description [Line Items]
Lessee, finance lease, initial term, office equipment	3 years
Maximum | Office Building
Lessee, Lease, Description [Line Items]
Lessee, operating lease, initial lease term, ground leases	10 years
Maximum | Office Equipment
Lessee, Lease, Description [Line Items]
Lessee, finance lease, initial term, office equipment	5 years
Ground Lease | Minimum
Lessee, Lease, Description [Line Items]
Lessee, operating lease, initial lease term, ground leases	15 years
Lessee, operating lease, renewal term	3 years
Ground Lease | Maximum
Lessee, Lease, Description [Line Items]
Lessee, operating lease, initial lease term, ground leases	40 years
Lessee, operating lease, renewal term	5 years